Details of Certain Accounts	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Details of Certain Accounts [Line Items]
Details of Certain Accounts
(15)	Details of Certain Accounts
Capitalized Project Development Costs
A reconciliation of capitalized project development costs is as follows:

	Three Months Ended March 31,
	2026	2025
Capitalized project development costs, at beginning of period	$17,734	$25,204
Costs capitalized during the year, net of refunds	(498)	—
Costs expensed from sale of projects during the year	—	1,259
Impaired costs written off during the year	(3,939)	—

Capitalized project development costs, at end of period	$13,297	$26,463

Prepaids and Other Current Assets
Prepaids and other current assets consisted of the following:

	March 31, 2026	December 31, 2025
Supplier deposits	$55,561	$43,485
Materials inventory	40,243	4,594
Non-trade receivables	1,437	3,473
Prepaid insurance	1,986	2,942
Rebates receivable	770	2,495
Other	5,531	3,898

Total prepaids and other current assets	$105,528	$60,887

Property and Equipment
Property and equipment, net consisted of the following:

	March 31, 2026	December 31, 2025
Machinery and equipment	$92,585	$80,022
Vehicles	4,454	4,391
Vehicles under finance leases	64,125	56,724
Furniture and fixtures	2,845	2,845
Leasehold improvements	15,255	15,214
Computer equipment	5,357	5,305
Construction in progress	1,059	3,340
Buildings and land	467	467

Property and equipment, gross	186,147	168,308
Less: Accumulated depreciation	(70,010)	(61,925)

Property and equipment, net of accumulated depreciation	$116,137	$106,383

The following table summarizes depreciation expense included in “Cost of revenue” and “Selling, general and administrative expenses”:

	Three Months Ended March 31,
	2026	2025
Cost of revenue	$7,895	$4,267
Selling, general and administrative expenses	956	1,537

Total depreciation expense	$8,851	$5,804

Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses consisted of the following:

	March 31, 2026	December 31, 2025
Vendor payables and accrued purchases	$413,186	$422,853
Accrued compensation and benefits	51,982	73,330
Restricted Unit Appreciation Plan liability	39,464	32,854
Indirect taxes payable	12,255	11,905
Accrued professional services	4,585	8,580
Accrued warranty	3,306	4,278
Deferred acquisition consideration	—	5,500
Accrued interest	120	2,918

Total accounts payable and accrued expenses	$524,898	$562,218

Other Long-Term Liabilities
Other long-term liabilities consisted of the following:

	March 31, 2026	December 31, 2025
Warranty reserves	6,969	6,300
Deferred tax liability	5,339	5,339
Deferred compensation liability	7,725	5,343
Deferred revenue	1,289	1,362

Total other long-term liabilities	$21,322	$18,344

(16)	Details of Certain Accounts
Capitalized Project Development Costs
A reconciliation of capitalized project development costs is as follows:

	December 31,
	2025	2024
Capitalized project development costs, at beginning of period	$25,204	$17,603
Costs capitalized during the year	5,864	8,058
Costs expensed from sale of projects during the year	(6,154)	—
Impaired costs written off during the year	(7,180)	(457)

Capitalized project development costs, at end of period	$17,734	$25,204

Write offs of impaired costs were included in “Cost of revenue”.
Prepaids and Other Current Assets
Prepaids and other current assets consisted of the following:

	December 31,
	2025	2024
Supplier deposits	$43,485	$9,972
Materials inventory	4,594	1,232
Non-trade receivables	3,473	8,023
Prepaid insurance	2,942	2,608
Rebates receivable	2,495	1,166
Other	3,898	3,952

Total prepaids and other current assets	$60,887	$26,953

Other prepaids and current assets consisted of capitalized revolver costs, refundable deposits and miscellaneous prepaid expenses.

Property and Equipment
Property and equipment, net consisted of the following:

	December 31,
	2025	2024
Machinery and equipment	$80,022	$41,267
Vehicles	4,391	3,672
Vehicles under finance leases	56,724	39,160
Furniture and fixtures	2,845	2,794
Leasehold improvements	15,214	13,875
Computer equipment	5,305	5,178
Construction in progress	3,340	1,031
Buildings and land	467	—
Property and equipment, gross	168,308	106,977
Less: Accumulated depreciation	(61,925)	(39,342)

Property and equipment, net of accumulated depreciation	$106,383	$67,635

The following table summarizes capitalized software costs included in Computer equipment:

	December 31,
	2025	2024
Capitalized software costs, gross	$2,885	$2,885
Less: Accumulated depreciation	(1,986)	(1,495)

Capitalized software costs, net	$899	$1,390

The following table summarizes depreciation expense related to capitalized software costs:

	Year Ended December 31,
	2025	2024	2023
Capitalized software costs	$491	$465	$557
The following table summarizes depreciation expense included in cost of revenue and selling, general and administrative expenses:

	Year Ended December 31,
	2025	2024	2023
Cost of revenue	$24,069	$14,810	$12,446
Selling, general and administrative expenses	3,726	2,744	2,305

Total depreciation expense	$27,795	$17,554	$14,751

Other Long-Term Assets
Other long-term assets consisted of the following:

	December 31,
	2025	2024
Deferred offering costs	$6,052	$—
Unamortized revolver issuance costs	$1,123	$1,742
Investment	3,750	3,750

	$10,925	$5,492

The fair value of the investment is derived from an observable price change from an equity transaction from the same issuer that occurred in 2024 and is therefore a Level 2 measurement.
Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses consisted of the following:

	December 31,
	2025	2024
Vendor payables and accrued purchases	$422,853	$330,254
Accrued compensation and benefits	73,330	43,801
Restricted Unit Appreciation Plan liability	32,854	—
Indirect taxes payable	11,905	8,569
Accrued professional services	8,580	2,370
Accrued warranty	4,278	6,314
Deferred acquisition consideration	5,500	—
Accrued interest	2,918	10,575

Total accounts payable and accrued expenses	$562,218	$401,883

Other Long-Term Liabilities
Other long-term liabilities consisted of the following:

	December 31,
	2025	2024
Warranty reserves	6,300	5,404
Deferred tax liability	5,339	—
Deferred compensation liability	5,343	—
Deferred revenue	1,362	—
Restricted Unit Appreciation Plan liability	—	9,130
Total other long-term liabilities	$18,344	$14,534

Refer to Note 10—
Unit-Based Compensation
for further information on Restricted Unit Appreciation Plan awards.